Finance Income and Expense	12 Months Ended
Dec. 31, 2017
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Finance Income and Expense
18.	Finance Income and Expense

	2017	2016	2015
	(Euros in thousands)
Interest and related income	1,112	88	50
Net loss on foreign exchange	(19,449)	(409)	—
Interest and other expenses	(10,696)	(19,235)	(195)
Financing costs	(190)	—	—

	(29,223)	(19,556)	(145)

Interest income primarily results from interest earned on cash held on account and accretion of investment earnings. The Company’s current year increase in cash, cash equivalents and investments was due primarily from the $200 million of funds received as part of the Incyte Agreements during the first quarter of 2017. During 2017, the Company has held the $200 million of Incyte funds in short-term investments with a one month maturity, callable on demand, and later in the year, in short-term investments in securities issued by several public corporations and United States Treasury, denominated and held in U.S. dollars. In July and August 2017, the Company converted $50.3 million of U.S. dollars into euros from the account effectively realizing exchange losses of €4.4 million, included in net loss on foreign exchange for the year ended December 31, 2017.

The Company experienced losses on its U.S. dollar denominated cash, cash equivalents and investments of approximately €19.4 million and €0.4 million for the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017, the Company held approximately $98.0 million and $49.4 million in U.S. dollar denominated cash and cash equivalent accounts and investment accounts, respectively, subject to the fluctuation in foreign currency between the euro and U.S. dollar.

On December 20, 2016, the Company entered into the Incyte Agreements. As these contracts are denominated in U.S. dollars, the Company determined that the subscription agreement to sell its own shares to which the Company became committed on December 20, 2016, should be accounted for as a forward contract or a derivative financial instrument which was recognized in the consolidated statement of financial position as of December 31, 2016. The interest expense and similar expenses for the year ended December 31, 2017 include an amount of €10.7 million related to the effective settlement of the forward contract on January 23, 2017, the date the shares were issued and the date through which the related expense was incurred.

During 2017, the Company expensed €0.2 million of prepaid share issuance costs related to a potential future issuance of shares under the Company’s F-3 Registration Statement when the future issuance was no longer consider probable.